Fair Value (Carrying Amounts And Fair Values of Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 210.0	$ 191.9
Quoted Prices in Active Markets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	210.0	191.9
Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Foreign currency forwards
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency	0	0.1
Foreign currency forwards | Quoted Prices in Active Markets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency	0	0
Foreign currency forwards | Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency	0	0.1
Foreign currency forwards | Significant Unobservable Inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency	0	0
Foreign currency options
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency	0.6
Foreign currency options | Quoted Prices in Active Markets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency	0
Foreign currency options | Significant Other Observable Inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency	0.6
Foreign currency options | Significant Unobservable Inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign currency	$ 0